LEGG MASON WOOD WALKER, INC.
                     111 S. CALVERT STREET
                   BALTIMORE, MARYLAND 21202



                                        October 30, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004


Attn:     Filing Desk, Stop 1-4


Re:  Legg Mason Unit Investment Trust, Series 6
     (File No. 33-62975) (CIK No.  0001001478)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on October 26, 1995.




                                        Very truly yours,



                                        LEGG MASON WOOD WALKER, INC.